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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


            Report for the Calendar Year or Quarter Ended March 31, 2001

               If amended report check here: |_|   Amendment Number: ____

                        This Amendment (Check only one):
                              |_| is a restatement
                              |_| adds new holding entries.

SRB Associates V  L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Two Galleria Tower   13455 Noel Rd., Ste. 1670      Dallas      TX       75240
--------------------------------------------------------------------------------
Business Address               (Street)             (City)    (State)    (Zip)


13F File Number: 28-06359

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Jan E. Gaulding               Vice President & CFO               (972)702-1100
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                        /s/ Jan E. Gaulding
                                      ------------------------------------------
                                           (Signature)

                                        Dallas, Texas       May 11, 2001
                                      ------------------------------------------
                                              (Place and Date of Signing)

Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       ____None____

Form 13F Information Table Entry Total:  _____5______

Form 13F Information Table Value Total: $___9,794____
                                         (thousands)


List of Other Included Managers:             None

                                                        SRB Associates V L.P.
                                                              FORM 13F
                                                          Information Table


                                                                                                                 Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other       ----------------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers       Sole   Shared   None
---------------------------- --------    ---------      ---------    ---------  --- ---- ----------------     ----------------------
Airspan Networks, Inc.       Common      00950H102       4,108       1,825,949  SH        Sole                1,825,949   0      0
Broadbase Networks, Inc.     Common      11130R100         216         106,339  SH        Sole                  106,339   0      0
Capstone Turbine Corporation Common      14067D102       1,223          43,087  SH        Sole                   43,087   0      0
Cisco Systems, Inc.          Common      17275R102         298          18,818  SH        Sole                   18,818   0      0
Metawave Communications Corp Common      591409107       3,949         638,154  SH        Sole                  638,154   0      0

                                         Total           9,794



